Business Combinations (Narrative) (Details) ft² in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2014 USD ($)	Feb. 28, 2015 USD ($) ft² story	Oct. 31, 2015 USD ($) ft²	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 ft²
Business Acquisition [Line Items]
Net rentable area (in square feet) | ft²							445
Business combinations, net of cash acquired				$ 58,680,000	$ (38,071,000)	$ 2,617,302,000
Goodwill impairment				$ 0	0	$ 0
50 Fremont Street [Member]
Business Acquisition [Line Items]
Number of stories in building | story		41
Net rentable area (in square feet) | ft²		817
Area of lease (in square feet) | ft²		500	567
Other consideration		$ 115,000,000
Gain recognized on purchase		36,600,000
Reversal of tenant incentives		46,100,000
Land		9,483,000
Consideration transferred		637,600,000
Intangible assets		$ 7,590,000
RelateIQ, Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 340,206,000
Share conversion ratio	0.12
Equity interest issued or issuable	$ 33,900,000
Fair value of stock options and restricted stock awards assumed	1,050,000
Allocated to future services	32,800,000
Intangible assets	$ 16,200,000
Goodwill acquired					$ 289,857,000
Other Business Combination [Member]
Business Acquisition [Line Items]
Business combinations, net of cash acquired			$ 60,100,000
Goodwill acquired			$ 68,700,000